Schedule of Account and other payables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Account payable	$ 8,251,166	$ 15,043,931
Payroll Payable	43,530	24,221
Other payables	1,823,350	2,335,745
Contract liabilities		10,152
Total	$ 10,118,046	$ 17,414,049